Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 99.8%
AGL CLO 10 Ltd. 2021-10A D, ICE LIBOR USD 3 Month + 2.9000%, 7.6924%,
4/15/34 (144A)
‡
$ 2,000,000 $ 1,863,586
AGL CLO 7 Ltd. 2020-7A DR, ICE LIBOR USD 3 Month + 3.1000%, 7.8924%,
7/15/34 (144A)
‡
250,000 235,270
Apidos CLO XXIII 2015-23A DR, ICE LIBOR USD 3 Month + 2.9500%, 7.7424%,
4/15/33 (144A)
‡
950,000 891,706
Ares XLI CLO Ltd. 2016-41A DR, ICE LIBOR USD 3 Month + 3.0000%, 7.7924%,
4/15/34 (144A)
‡
1,250,000 1,164,239
BlueMountain CLO XXVI Ltd. 2019-26A D2R, ICE LIBOR USD 3 Month +
4.3700%, 9.1777%, 10/20/34 (144A)
‡
1,250,000 1,162,274
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 7.9576%, 4/15/35 (144A)
‡
1,500,000 1,349,011
BlueMountain CLO XXXI Ltd. 2021-31A D, ICE LIBOR USD 3 Month + 3.0000%,
7.7976%, 4/19/34 (144A)
‡
1,250,000 1,125,900
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 7.7535%,
4/21/35 (144A)
‡
1,500,000 1,394,964
Carlyle Global Market Strategies CLO Ltd. 2014-5A DRR, ICE LIBOR USD 3
Month + 3.1500%, 7.9424%, 7/15/31 (144A)
‡
1,000,000 910,064
CBAM Ltd. 2021-14A D, ICE LIBOR USD 3 Month + 3.1000%, 7.9077%, 4/20/34
(144A)
‡
1,400,000 1,211,315
Cedar Funding VI CLO Ltd. 2016-6A DRR, ICE LIBOR USD 3 Month + 3.3100%,
8.1177%, 4/20/34 (144A)
‡
1,000,000 915,847
Cedar Funding X CLO Ltd. 2019-10A DR, ICE LIBOR USD 3 Month + 3.2000%,
8.0077%, 10/20/32 (144A)
‡
2,000,000 1,866,196
CIFC Funding Ltd. 2015-3A DR, ICE LIBOR USD 3 Month + 2.5000%, 7.2976%,
4/19/29 (144A)
‡
1,500,000 1,392,868
CIFC Funding Ltd. 2017-4A CR, ICE LIBOR USD 3 Month + 3.1500%, 7.9656%,
10/24/30 (144A)
‡
1,500,000 1,427,880
CIFC Funding Ltd. 2017-5A C, ICE LIBOR USD 3 Month + 2.8500%, 7.6424%,
11/16/30 (144A)
‡
2,000,000 1,887,440
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 8.1924%,
10/17/31 (144A)
‡
2,000,000 1,896,540
CIFC Funding Ltd. 2019-1A DR, ICE LIBOR USD 3 Month + 3.1000%, 7.9077%,
4/20/32 (144A)
‡
1,000,000 951,893
Dryden 37 Senior Loan Fund 2015-37A DR, ICE LIBOR USD 3 Month +
2.5000%, 7.2924%, 1/15/31 (144A)
‡
1,500,000 1,349,802
Dryden 54 Senior Loan Fund 2017-54A C, ICE LIBOR USD 3 Month + 2.1500%,
6.9476%, 10/19/29 (144A)
‡
1,000,000 964,024
Dryden 60 CLO Ltd. 2018-60A D, ICE LIBOR USD 3 Month + 3.0000%,
7.7924%, 7/15/31 (144A)
‡
3,250,000 3,022,614
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
7.7576%, 1/17/33 (144A)
‡
1,000,000 867,170
Gilbert Park CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.9500%, 7.7424%,
10/15/30 (144A)
‡
1,000,000 943,450
Greywolf CLO V Ltd. 2015-1A CR, ICE LIBOR USD 3 Month + 3.0000%, 7.8177%,
1/27/31 (144A)
‡
1,000,000 909,329
Jamestown CLO XI Ltd. 2018-11A C, ICE LIBOR USD 3 Month + 3.2500%,
8.0424%, 7/14/31 (144A)
‡
1,000,000 943,860
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 7.9076%,
10/15/32 (144A)
‡
1,250,000 1,154,045
LCM 29 Ltd. 29A DR, ICE LIBOR USD 3 Month + 3.4000%, 8.1924%, 4/15/31
(144A)
‡
1,000,000 868,868
LCM 30 Ltd. 30A DR, ICE LIBOR USD 3 Month + 3.0000%, 7.8077%, 4/20/31
(144A)
‡
435,000 386,628

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
LCM 31 Ltd. 31A D, ICE LIBOR USD 3 Month + 3.6000%, 8.4077%, 1/20/32
(144A)
‡
$ 3,000,000 $ 2,706,393
LCM 36 Ltd. 36A D, ICE LIBOR USD 3 Month + 3.4000%, 8.1924%, 1/15/34
(144A)
‡
2,000,000 1,830,970
Madison Park Funding XVII Ltd. 2015-17A DR, ICE LIBOR USD 3 Month +
3.6000%, 8.4153%, 7/21/30 (144A)
‡
2,000,000 1,953,424
Madison Park Funding XXI Ltd. 2016-21A C2RR, ICE LIBOR USD 3 Month +
5.1500%, 9.9424%, 10/15/32 (144A)
‡
1,000,000 961,568
Madison Park Funding XXX Ltd. 2018-30A D, ICE LIBOR USD 3 Month +
2.5000%, 7.2924%, 4/15/29 (144A)
‡
622,900 588,562
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A DR, CME Term SOFR 3
Month + 3.1000%, 7.7390%, 1/20/35 (144A)
‡
2,000,000 1,851,892
Neuberger Berman Loan Advisers CLO Ltd. 2019-33A DR, ICE LIBOR USD 3
Month + 2.9000%, 7.6924%, 10/16/33 (144A)
‡
2,500,000 2,340,780
Oaktree CLO Ltd. 2019-3A D1R, ICE LIBOR USD 3 Month + 3.2100%, 8.0177%,
10/20/34 (144A)
‡
2,500,000 2,357,165
Octagon 54 Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.0500%, 7.8424%,
7/15/34 (144A)
‡
250,000 232,905
Park Avenue Institutional Advisers CLO Ltd. 2019-2A CR, ICE LIBOR USD 3
Month + 3.5000%, 8.2924%, 10/15/34 (144A)
‡
1,250,000 1,141,240
Regatta XV Funding Ltd. 2018-4A C, ICE LIBOR USD 3 Month + 3.3000%,
8.1177%, 10/25/31 (144A)
‡
2,000,000 1,898,420
Regatta XX Funding Ltd. 2021-2A D, ICE LIBOR USD 3 Month + 3.1000%,
7.8924%, 10/15/34 (144A)
‡
250,000 235,087
RR 3 Ltd. 2018-3A CR2, ICE LIBOR USD 3 Month + 2.5000%, 7.2924%, 1/15/30
(144A)
‡
1,000,000 917,585
Sandstone Peak Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.5500%, 8.3424%,
10/15/34 (144A)
‡
2,000,000 1,809,762
Sixth Street CLO XIX Ltd. 2021-19A D, ICE LIBOR USD 3 Month + 3.0000%,
7.8077%, 7/20/34 (144A)
‡
2,500,000 2,341,210
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 7.3997%,
11/18/30 (144A)
‡
1,000,000 948,886
TCW CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9100%, 7.7277%,
4/25/31 (144A)
‡
1,210,000 1,098,075
TCW CLO Ltd. 2020-1A DRR, ICE LIBOR USD 3 Month + 3.4000%, 8.2077%,
4/20/34 (144A)
‡
1,500,000 1,399,035
THL Credit Wind River CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month +
2.9000%, 7.6924%, 7/15/30 (144A)
‡
1,000,000 881,909
THL Credit Wind River CLO Ltd. 2018-3A D, ICE LIBOR USD 3 Month +
2.9500%, 7.7577%, 1/20/31 (144A)
‡
500,000 436,587
THL Credit Wind River CLO Ltd. 2019-1A DR, ICE LIBOR USD 3 Month +
3.4500%, 8.2577%, 7/20/34 (144A)
‡
2,000,000 1,727,418
TICP CLO VIII Ltd. 2017-8A CR, ICE LIBOR USD 3 Month + 3.4000%, 8.2077%,
10/20/34 (144A)
‡
2,000,000 1,901,828
United States of America 13A C, ICE LIBOR USD 3 Month + 1.8000%, 6.6153%,
11/21/30 (144A)
‡
1,000,000 957,617
United States of America 2018-58A D, ICE LIBOR USD 3 Month + 2.7000%,
7.4924%, 7/17/31 (144A)
‡
1,500,000 1,406,292
United States of America 2016-2A DR, ICE LIBOR USD 3 Month + 3.0000%,
7.8077%, 7/20/31 (144A)
‡
1,500,000 1,428,964
United States of America 2021-28A D, ICE LIBOR USD 3 Month + 2.9000%,
7.6924%, 4/15/34 (144A)
‡
3,500,000 3,170,510
United States of America 2020-6A DR, ICE LIBOR USD 3 Month + 3.2500%,
8.0577%, 7/20/34 (144A)
‡
2,000,000 1,890,772

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
United States of America 2020-19A DR, ICE LIBOR USD 3 Month + 3.1500%,
7.9577%, 10/20/34 (144A)
‡
$ 2,000,000 $ 1,865,698
United States of America 2021-10A D, ICE LIBOR USD 3 Month + 3.3000%,
8.1077%, 10/20/34 (144A)
‡
3,000,000 2,815,365
United States of America 2021-90A D, ICE LIBOR USD 3 Month + 3.0000%,
7.6754%, 2/20/35 (144A)
‡
1,000,000 926,175
Upland CLO Ltd. 2016-1A BR, ICE LIBOR USD 3 Month + 1.8500%, 6.6577%,
4/20/31 (144A)
‡
1,000,000 954,048
Venture 31 CLO Ltd. 2018-31A D, ICE LIBOR USD 3 Month + 2.8200%, 7.6277%,
4/20/31 (144A)
‡
1,250,000 1,037,651
Venture 44 CLO Ltd. 2021-44A D1, ICE LIBOR USD 3 Month + 3.2300%,
8.0377%, 10/20/34 (144A)
‡
2,000,000 1,772,218
Whitebox CLO II Ltd. 2020-2A DR, ICE LIBOR USD 3 Month + 3.3500%,
8.1656%, 10/24/34 (144A)
‡
250,000 237,648
Total Collateralized Loan Obligations (cost $87,914,357) 83,080,442
Total Investments (total cost $87,914,357 ) - 99.8% 83,080,442
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 144,458
Net Assets - 100.0% $83,224,900
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 83,080,442 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investment Company - N/A
Exchange Traded Fund - N/A
Janus Henderson AAA CLO ETF
∞
$ 47,164 $ 75,823 $ – $ –
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.3364%
∞
46,649 602 – –
Total Affiliated Investments - N/A $ 93,813 $ 76,425 $ – $ –
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investment Company - N/A
Exchange Traded Fund - N/A
Janus Henderson AAA CLO ETF
∞
$ 3,783,439 $ – $ (3,854,713) $ –
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.3364%
∞
7,585,792 11,562,990 (19,149,260) –
Total Affiliated Investments - N/A $ 11,369,231 $ 11,562,990 $ (23,003,973) $ –

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2023.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $83,080,442 which represents 99.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 83,080,442 $ —
Total Assets $ — $ 83,080,442 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70446 03-23